Summary of Significant Accounting Policies - Lease - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Operating lease
Contingent rent	¥ 0
Finance lease liability	¥ 0
Lease practical expedients package	true
Operating lease right-of-use assets	¥ 40,786,291
Operating lease liabilities	¥ 33,056,137
ASC 842
Operating lease
Operating lease right-of-use assets		¥ 3,500,000
Operating lease liabilities		¥ 3,000,000
Minimum
Operating lease
Operating lease term	12 months
Maximum
Operating lease
Operating lease term	36 months